LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Banks - 4.7%
Bank of America Corp.	160,000	$4,380,800
Cullen/Frost Bankers, Inc.	65,000	5,928,650
Glacier Bancorp, Inc.	50,000	1,425,000
JPMorgan Chase & Co.	68,000	9,861,360
		21,595,810
Beverages - 2.8%
The Coca-Cola Co.	95,000	5,318,100
PepsiCo, Inc.	45,000	7,624,800
		12,942,900
Biotechnology - 1.6%
Amgen, Inc.	28,000	7,525,280

Chemicals - 5.0%
Air Products & Chemicals, Inc.	25,000	7,085,000
Albemarle Corporation	26,000	4,421,040
DuPont de Nemours, Inc.	85,000	6,340,150
FMC Corp.	80,000	5,357,600
		23,203,790
Commercial Services & Supplies - 4.3%
Cintas Corp.	16,000	7,696,160
Waste Connections, Inc. (a)	90,000	12,087,000
		19,783,160
Construction & Engineering - 1.8%
Valmont Industries, Inc.	35,000	8,407,350

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	18,000	7,388,640

Electrical Equipment - 3.4%
Emerson Electric Co.	50,000	4,828,500
Generac Holdings, Inc. (b)	35,000	3,813,600
Rockwell Automation, Inc.	25,000	7,146,750
		15,788,850
Electronic Equipment, Instruments & Components - 4.1%
Teledyne Technologies, Inc. (b)	25,000	10,214,500
Trimble, Inc. (b)	160,000	8,617,600
		18,832,100
Financial Services - 1.0%
PayPal Holdings, Inc. (b)	80,000	4,676,800

Food Products - 0.8%
The Kraft Heinz Company	115,000	3,868,600

Ground Transportation - 1.1%
Union Pacific Corp.	24,000	4,887,120

Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (a)	60,000	4,623,600
Neogen Corp. (b)	450,000	8,343,000
Stryker Corp.	20,000	5,465,400
		18,432,000
Household Durables - 1.0%
Newell Brands, Inc.	500,000	4,515,000

Household Products - 2.3%
Kimberly-Clark Corp.	50,000	6,042,500
The Procter & Gamble Co.	30,000	4,375,800
		10,418,300
Industrial Conglomerates - 2.0%
Honeywell International Inc.	50,000	9,237,000

Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A (b)	110,000	14,394,600

IT Services - 2.1%
Akamai Technologies, Inc. (b)	90,000	9,588,600

Life Sciences Tools & Services - 3.4%
Danaher Corp.	35,750	8,869,575
Thermo Fisher Scientific, Inc.	13,000	6,580,210
		15,449,785
Machinery - 6.3%
Chart Industries, Inc. (b)	30,000	5,073,600
Franklin Electric Co., Inc.	85,000	7,584,550
IDEX Corp.	20,000	4,160,400
The Toro Co.	80,000	6,648,000
Xylem, Inc.	60,000	5,461,800
		28,928,350
Marine Transportation - 2.0%
Kirby Corp. (b)	110,000	9,108,000

Metals & Mining - 1.2%
Newmont Goldcorp Corp.	150,000	5,542,500

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	42,500	7,166,350
ConocoPhillips	100,000	11,980,000
Coterra Energy, Inc.	384,000	10,387,200
Kimbell Royalty Partners LP	160,000	2,560,000
		32,093,550
Pharmaceuticals - 4.8%
Merck & Co., Inc.	80,000	8,236,000
Pfizer Inc.	130,000	4,312,100
Zoetis, Inc.	53,500	9,307,930
		21,856,030
Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	15,000	6,524,850

Software - 14.1%
Adobe, Inc. (b)	20,000	10,198,000
Microsoft Corp.	103,000	32,522,250
Oracle Corp.	120,000	12,710,400
Roper Technologies, Inc.	20,000	9,685,600
		65,116,250
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	90,000	4,254,300
The Home Depot, Inc.	30,000	9,064,800
O'Reilly Automotive, Inc. (b)	7,135	6,484,716
		19,803,816
Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.	96,000	16,436,160

Trading Companies & Distributors - 1.7%
FTAI Aviation Ltd. (a)	220,000	7,821,000

TOTAL COMMON STOCKS
(Cost $235,579,353)		444,166,191

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.26%(c)	13,869,744	13,869,744
MSILF Government Portfolio, 5.27%(c)	3,325,138	3,325,138
		17,194,882
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,194,882)		17,194,882

Total Investments - 100.2%		461,361,073
(Cost $252,774,235)
Liabilities in Excess of Other Assets - (0.2)%		(718,798)
TOTAL NET ASSETS - 100.0%		$460,642,275

(a) Security issued by non-U.S. incorporated company.
(b) Non-income producing security.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM EQUITY FUND
Sector Classification
September 30, 2023

Sectors:	% Net Assets

Information Technology	25.3%
Industrials	22.6%
Health Care	13.7%
Materials	7.9%
Energy	7.0%
Consumer Staples	5.9%
Financials	5.7%
Consumer Discretionary	5.3%
Money Market Funds	3.7%
Communication Services	3.1%
Liabilities in excess of other assets	-0.2%

Fair Value Measurement Summary at September 30, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$444,166,191	$–	$–	$444,166,191
Short-Term Investments	17,194,882	–	–	17,194,882
Total Investments	$461,361,073	$–	$–	$461,361,073